Impairment Tests - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment of assets	$ 0	$ 0	$ 0
New Jersey [member] | Discontinue Lease Facility [member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment of assets	$ 800,000